Loans to Third Pairties, Net (Tables)	12 Months Ended
Mar. 31, 2026
Loans to Third Pairties, Net [Abstract]
Schedule of Loans to Third Parties

Loans to third parties consisted of the following:

	As of March 31, 2026	As of March 31, 2025
Loans to third parties, current:
Beijing Chuangyouyi Education Technology Co., Ltd (a)	$-	$52,512
Beijing Dejinbao Mining Engineering Co., Ltd (b)	-	496,093
Individual Person (c)	-	27,561
Loans to third parties, noncurrent:
Beijing Chuangyouyi Education Technology Co., Ltd (a)	55,242
Beijing Dejinbao Mining Engineering Co., Ltd (b)	789,470	224,588
Less: allowance for doubtful accounts
Beijing Chuangyouyi Education Technology Co., Ltd (a)	(56,629)	(53,830)
Total loan to third parties, net	$788,083	$746,924

(a)	On December 25, 2017, Distance Learning loaned RMB 600,000 (USD 86,982 as of March 31, 2026) to Beijing Chuangyouyi Education Technology Co., Ltd (“Chuangyouyi”). The loan bears an interest rate of 6% and is not guaranteed. The maturity was December 24, 2018. Chuangyouyi repaid RMB 218,937 (USD 31,739 as of March 31, 2026) to the company during in September and December 2024. The remaining balance of RMB 381,063 (USD 56,629 as of March 31, 2026) upon maturity, considering that the probability of collecting the repayment is low, the Company has fully accrued allowance for the balance.

(b)	On September 5, 2017, Distance Learning loaned RMB3,000,000 (USD 434,909 as of March 31, 2026) to Beijing Dejinbao Mining Engineering Co., Ltd (“Dejinbao”). The loan bears an interest rate of 6% and is not guaranteed. The original maturity was September 5, 2019, and was later extended to September 5, 2023. On September 27, 2018, Distance Learning loaned an additional RMB600,000 (USD 86,982 as of March 31, 2026) to Dejinbao. The loan bears an interest rate of 6% and is not guaranteed and no fixed maturity date. Dejinbao signed a repayment plan, under which it shall repay no less than RMB200,000 (USD28,994) annually starting from July 31, 2026, and is expected to fully settle all principal and interest by March 31, 2031.

(c)	On February 13, 2023, Distance Learning loaned RMB200,000 (USD 27,561 as of March 31, 2025) to a third part. The loan to an individual person is unsecured, non-interest bearing and due on demand. The individual person repayment the loan in February 2026.